Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005434
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%	7.91%			9.67%
Without Sales Load [Member] | C000170855
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%	7.59%	10.76%
Without Sales Load [Member] | C000169956
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	8.06%		11.64%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%			12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.46%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		14.42%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	9.14%			9.32%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	9.14%	11.40%
MSCI US Small Cap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	9.14%		11.77%